DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - contract	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Number of derivative instruments			0	0
Non-employee Warrants
Derivatives, Fair Value [Line Items]
Number of derivative instruments	19,122,000	19,122,000
Non-employee Earnouts
Derivatives, Fair Value [Line Items]
Number of derivative instruments	7,655,000	7,655,000